INVESTMENTS IN ASSOCIATED COMPANIES (Details Narrative)		1 Months Ended	12 Months Ended
	Dec. 24, 2021 AUD ($) shares	Jan. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 24, 2021 USD ($)	Dec. 24, 2021 AUD ($) $ / shares
IfrsStatementLineItems [Line Items]
Description of risk free interest rate percentage		3.42%
Security matters limited [member] | SMX beverages pty ltd [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in joint venture	50.00%
Exercise of stock options shares | shares	8,000,001
Exercise price of outstanding share options | $ / shares						$ 0.4
Weighted average remaining contractual life of outstanding share options	Mar. 25, 2027
Consideration transferred, acquisition-date fair value					$ 721,424	$ 960,000
Description of risk free interest rate percentage	2.50%
Options expected life	5 years
Security matters limited [member] | Global BevCo Pty Ltd. [member] | Consulting agreement [member]
IfrsStatementLineItems [Line Items]
Consulting fees | $	$ 13,500
Percentage of entitys revenue	5.00%
Yahaloma technologies inc [member] | Security matters limited [member]
IfrsStatementLineItems [Line Items]
Country of incorporation			Canada
Proportion of ownership interest in associate			50.00%	50.00%
True gold consortium pty ltd [member] | Security matters limited [member]
IfrsStatementLineItems [Line Items]
Country of incorporation			Australia
Proportion of ownership interest in associate			44.40%	45.50%
SMX beverages pty ltd [member] | Security matters limited [member]
IfrsStatementLineItems [Line Items]
Country of incorporation			Australia
Proportion of ownership interest in associate			100.00%	50.00%